Loss Before Income Tax (Tables)	9 Months Ended
Mar. 31, 2020
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax
		Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars, in thousands)	Note	2020	2019	2020	2019
Revenue
Commercialization Revenue		2,081	1,042	5,922	3,264
Milestone Revenue		10,000	—	25,000	11,000
Interest Revenue		120	207	533	491
		12,201	1,249	31,455	14,755

Clinical trial and research & development		(7,035)	(9,366)	(20,383)	(31,295)
Manufacturing production & development		(6,009)	(2,017)	(10,966)	(9,656)

Employee benefits
Salaries and employee benefits		(6,636)	(5,115)	(17,864)	(15,035)
Defined contribution superannuation expenses		(95)	(80)	(261)	(264)
Equity settled share-based payment transactions(1)		(2,080)	(1,191)	(4,527)	(3,217)
Total Employee benefits		(8,811)	(6,386)	(22,652)	(18,516)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(156)	(135)	(378)	(446)
Right of use asset depreciation		(395)	—	(1,102)	—
Intellectual property amortization		(394)	(395)	(1,181)	(1,183)
Total Depreciation and amortization of non-current assets		(945)	(530)	(2,661)	(1,629)

Other Management & administration expenses
Overheads & administration		(2,412)	(2,318)	(7,842)	(8,762)
Consultancy		(1,310)	(808)	(3,471)	(2,453)
Legal, patent and other professional fees		(546)	(565)	(4,458)	(2,816)
Intellectual property expenses (excluding the amount amortized above)		(653)	(866)	(1,905)	(2,161)
Total Other Management & administration expenses		(4,921)	(4,557)	(17,676)	(16,192)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(e)(iii)	2,158	(2,718)	1,276	(3,352)
Total Fair value remeasurement of contingent consideration		2,158	(2,718)	1,276	(3,352)

Other operating income and expenses
Remeasurement of borrowing arrangements		—	—	39	(752)
Research & development tax incentive(2)		—	(74)	—	(74)
Foreign exchange gains/(losses)		(442)	(8)	(67)	(182)
Foreign withholding tax paid		—	—	—	(52)
Total Other operating income and expenses		(442)	(82)	(28)	(1,060)

Finance (costs)/gains
Remeasurement of borrowing arrangements		319	376	1,059	376
Interest expense		(3,733)	(3,144)	(10,912)	(8,282)
Total Finance costs		(3,414)	(2,768)	(9,853)	(7,906)

Total loss before income tax		(17,218)	(27,175)	(51,488)	(74,851)

(1)	Share-based payment transactions

For the three and nine months ended March 31, 2020 and 2019, the share-based payment transactions have been reflected in the Consolidated Income Statement functional expense categories as follows:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in U.S. dollars)	2020	2019	2020	2019
Research and development	1,040,492	639,245	2,010,660	1,789,049
Manufacturing and commercialization	84,446	89,460	224,361	244,698
Management and administration	955,570	462,329	2,292,418	1,183,225
Equity settled share-based payment transactions	2,080,508	1,191,034	4,527,439	3,216,972
Legal, patent and other professional fees	—	—	—	620,000
Total equity settled share-based payment transactions in the profit and loss	2,080,508	1,191,034	4,527,439	3,836,972

(2)	Research and development tax incentive

The Group’s research and development activities are not eligible from July 1, 2018 to June 30, 2020 for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million for the years ended June 30, 2020 and 2019. At each period end management estimates the refundable tax offset available to the Group based on available information at the time. The Group engages tax specialists to review, on an annual basis, the quantum of our previous research and development tax claim and our on-going eligibility to claim this tax incentive in Australia. For the nine months ended March 31, 2019, the Group has recognized a loss of $0.1 million in relation to a change in the original estimate of the research and development tax incentive income that the Group would receive from the Australian Government for the year ended June 30, 2018.